Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets and Pension Plans with Projected Benefit Obligations in Excess of Plan Assets (Detail) (Pension Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Pension Plans, Defined Benefit
Schedule of Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets [Line Items]
Plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligations	¥ 106,196	¥ 108,512
Plans with accumulated benefit obligations in excess of plan assets, plan assets	69,466	68,793
Plans with projected benefit obligations in excess of plan assets, projected benefit obligations	132,078	116,386
Plans with projected benefit obligations in excess of plan assets, plan assets	¥ 86,119	¥ 69,360